Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Value of Financial Instruments Where Fair Value Differs from Carrying Value
The estimated fair value of financial instruments where fair value differs from carrying value are as follows:

	March 31, 2019		December 31, 2018
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Loans	$2,792,815	$2,670,693	$2,850,015	$2,739,721
Financial liabilities
Time deposits	1,770,303	1,772,212	1,745,025	1,740,752
Advances from the FHLB	1,070,000	1,074,596	1,166,000	1,167,213
Junior subordinated debentures	118,110	114,620	118,110	99,450

The estimated fair value of financial instruments where fair value differs from carrying value are as follows:

	December 31, 2018		December 31, 2017
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Loans	$2,850,015	$2,739,721	$2,682,790	$2,566,197
Financial liabilities
Time deposits	1,745,025	1,740,752	1,466,464	1,461,908
Advances from the Federal Home Loan Bank	1,166,000	1,167,213	1,161,000	1,164,686
Junior subordinated debentures	118,110	99,450	118,110	95,979